Acquisitions - Total consideration for the acquisitions and the purchase price allocation (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2020	Jan. 31, 2020	Dec. 31, 2019
Consideration
Promissory note	$ 166,603	$ 1,575,528
Identifiable assets acquired and liabilities assumed
Goodwill	12,283,100	6,976,096			$ 4,295,515
ASC
Consideration
Cash		3,136,500
Contingent consideration		2,038,596		$ 2,038,596
Total Consideration		5,175,096
Identifiable assets acquired and liabilities assumed
Net tangible assets acquired (liabilities assumed)		(869,706)
Goodwill		2,614,802
ASC | Customer relationships (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		2,880,000
ASC | Brand (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		550,000
WordZ Xpressed Inc
Consideration
Cash		1,275,000
Promissory note		914,677
Contingent consideration	150,000	1,671,670	$ 1,671,670
Total Consideration		3,861,347
Identifiable assets acquired and liabilities assumed
Net tangible assets acquired (liabilities assumed)		(72,485)
Goodwill		1,453,832
WordZ Xpressed Inc | Customer relationships (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		2,220,000
WordZ Xpressed Inc | Non-compete (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		70,000
WordZ Xpressed Inc | Brand (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		190,000
Acquisition 2021
Consideration
Cash	9,135,131
Contingent consideration	150,000
Total Consideration	9,285,131
Identifiable assets acquired and liabilities assumed
Trade and other receivables net of allowance for doubtful accounts	2,211,482
Prepaid expenses and deposits	168,009
Property and equipment	283,394
Right of use assets	912,910
Trade and other payable and accrued liabilities	(2,024,075)
Current portion of contract liabilities	(60,992)
Lease obligations	(911,101)
Deferred tax liability	(1,166,665)
Goodwill	5,272,477
Acquisition 2021 | Customer relationships (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	3,632,875
Acquisition 2021 | Non-compete (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	124,580
Acquisition 2021 | Brand (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	842,237
Acquisition 2020
Consideration
Cash		4,411,500
Promissory note		914,677
Contingent consideration		3,710,266
Total Consideration		9,036,443
Identifiable assets acquired and liabilities assumed
Net tangible assets acquired (liabilities assumed)		(942,191)
Goodwill		4,068,634
Acquisition 2020 | Customer relationships (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		5,100,000
Acquisition 2020 | Non-compete (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		70,000
Acquisition 2020 | Brand (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets		$ 740,000
Auscript
Consideration
Cash	7,496,856
Contingent consideration	150,000
Total Consideration	7,646,856
Identifiable assets acquired and liabilities assumed
Trade and other receivables net of allowance for doubtful accounts	2,124,687
Prepaid expenses and deposits	168,009
Property and equipment	283,394
Right of use assets	912,910
Trade and other payable and accrued liabilities	(1,886,414)
Current portion of contract liabilities	(44,313)
Lease obligations	(911,101)
Deferred tax liability	(852,557)
Goodwill	4,508,880
Auscript | Customer relationships (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	2,552,075
Auscript | Non-compete (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	57,030
Auscript | Brand (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	734,256
TTA
Consideration
Cash	1,638,275
Total Consideration	1,638,275
Identifiable assets acquired and liabilities assumed
Trade and other receivables net of allowance for doubtful accounts	86,795
Trade and other payable and accrued liabilities	(137,661)
Current portion of contract liabilities	(16,679)
Deferred tax liability	(314,108)
Goodwill	763,597
TTA | Customer relationships (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	1,080,800
TTA | Non-compete (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	67,550
TTA | Brand (note 8)
Identifiable assets acquired and liabilities assumed
Acquisition-date fair value for other intangible assets	$ 107,981